Revenues by Each Group of Similar Products (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total gross revenues	$ 185,150,024	$ 243,280,214	$ 362,998,658
Less: sales taxes	(439,144)	(706,540)	(940,745)
Total revenues, net	184,710,880	242,573,674	362,057,913
Electronic learning products
Segment Reporting Information [Line Items]
Total gross revenues	40,902,630	41,345,071	62,539,448
Fitness products
Segment Reporting Information [Line Items]
Total gross revenues	38,427,278	62,629,956	12,064,447
Collectible products
Segment Reporting Information [Line Items]
Total gross revenues	29,642,629	20,427,475	33,193,655
Kitchen and household
Segment Reporting Information [Line Items]
Total gross revenues	27,008,095	2,842,536	1,352,074
Mobile phones
Segment Reporting Information [Line Items]
Total gross revenues	25,923,877	64,712,559	165,957,852
Health products
Segment Reporting Information [Line Items]
Total gross revenues	10,098,466	10,691,723	13,347,757
Cosmetics products
Segment Reporting Information [Line Items]
Total gross revenues	2,311,099	7,089,145	24,857,370
Consumer electronics products
Segment Reporting Information [Line Items]
Total gross revenues	807,764	8,489,927	24,248,963
Auto products
Segment Reporting Information [Line Items]
Total gross revenues	323,920	452,282	1,188,928
Other products
Segment Reporting Information [Line Items]
Total gross revenues	$ 9,704,266	$ 24,599,540	$ 24,248,164